Financial instruments (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		SFr 114
Transfers in, liabilities		0
Transfers out, liabilities		(114)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		0
Balance at end of period, liabilities		0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 100	55
Transfers in, liabilities	15	0
Transfers out, liabilities	(20)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	25
Settlements, liabilities	(28)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	2
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(9)	5
Balance at end of period, liabilities	58	87
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,417	5,564
Transfers in, liabilities	971	519
Transfers out, liabilities	(1,039)	(754)
Purchases, liabilities	37	22
Sales, liabilities	(18)	(18)
Issuances, liabilities	588	838
Settlements, liabilities	(2,054)	(1,766)
Gain (loss) on transfers in/out included in trading revenues, liabilities	27	214
Gain (loss) on all other activity included in trading revenues, liabilities	(175)	307
Gain (loss) on transfers in/out included in other revenues, liabilities	(2)	0
Gain (loss) on all other activity included in other revenues, liabilities	1	0
Foreign currency translation impact, liabilities	(340)	(11)
Balance at end of period, liabilities	4,413	4,915
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,202	1,129
Transfers in, liabilities	27	36
Transfers out, liabilities	(233)	(6)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	95	42
Settlements, liabilities	(142)	(234)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	4
Gain (loss) on all other activity included in trading revenues, liabilities	17	216
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	1	0
Foreign currency translation impact, liabilities	(67)	(2)
Balance at end of period, liabilities	897	1,185
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	560	938
Transfers in, liabilities	2	0
Transfers out, liabilities	0	(2)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3	3
Settlements, liabilities	(43)	(144)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	(210)	(94)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(27)	(1)
Balance at end of period, liabilities	285	696
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,760	1,230
Transfers in, liabilities	766	266
Transfers out, liabilities	(332)	(152)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	164	206
Settlements, liabilities	(1,567)	(542)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(13)	7
Gain (loss) on all other activity included in trading revenues, liabilities	(188)	279
Gain (loss) on transfers in/out included in other revenues, liabilities	(2)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(131)	(3)
Balance at end of period, liabilities	1,457	1,291
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,466	1,896
Transfers in, liabilities	44	190
Transfers out, liabilities	(468)	(589)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	129	402
Settlements, liabilities	(190)	(691)
Gain (loss) on transfers in/out included in trading revenues, liabilities	43	209
Gain (loss) on all other activity included in trading revenues, liabilities	214	(147)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(87)	(5)
Balance at end of period, liabilities	1,151	1,265
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	95	165
Transfers in, liabilities	49	13
Transfers out, liabilities	(10)	(35)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	175	249
Settlements, liabilities	(90)	(294)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	7	2
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(8)	2
Balance at end of period, liabilities	218	101
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,608	9,780
Transfers in, liabilities	1,189	605
Transfers out, liabilities	(2,724)	(1,840)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,926	3,386
Settlements, liabilities	(3,108)	(1,885)
Gain (loss) on transfers in/out included in trading revenues, liabilities	6	11
Gain (loss) on all other activity included in trading revenues, liabilities	(185)	300
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(865)	(44)
Balance at end of period, liabilities	13,847	10,313
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	10,267	6,217
Transfers in, liabilities	454	220
Transfers out, liabilities	(1,901)	(971)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	3,688	2,493
Settlements, liabilities	(2,209)	(778)
Gain (loss) on transfers in/out included in trading revenues, liabilities	8	8
Gain (loss) on all other activity included in trading revenues, liabilities	(125)	217
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(619)	(32)
Balance at end of period, liabilities	9,563	7,374
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,952	2,552
Transfers in, liabilities	626	378
Transfers out, liabilities	(655)	(583)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	552	330
Settlements, liabilities	(470)	(673)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(2)	16
Gain (loss) on all other activity included in trading revenues, liabilities	(52)	14
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(165)	(6)
Balance at end of period, liabilities	2,786	2,028
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,358	2,859
Transfers in, liabilities	45	79
Transfers out, liabilities	(1,128)	(93)
Purchases, liabilities	104	262
Sales, liabilities	(72)	(630)
Issuances, liabilities	0	632
Settlements, liabilities	(177)	(170)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	14
Gain (loss) on all other activity included in trading revenues, liabilities	(83)	94
Gain (loss) on transfers in/out included in other revenues, liabilities	7	4
Gain (loss) on all other activity included in other revenues, liabilities	210	267
Foreign currency translation impact, liabilities	(200)	3
Balance at end of period, liabilities	2,064	3,321
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	616	1,143
Transfers in, liabilities	4	65
Transfers out, liabilities	(4)	(42)
Purchases, liabilities	91	78
Sales, liabilities	(46)	(560)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	2	0
Gain (loss) on all other activity included in trading revenues, liabilities	(115)	47
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(2)
Foreign currency translation impact, liabilities	(34)	(2)
Balance at end of period, liabilities	514	727
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,578	18,537
Transfers in, liabilities	2,269	1,216
Transfers out, liabilities	(4,921)	(2,836)
Purchases, liabilities	141	284
Sales, liabilities	(90)	(648)
Issuances, liabilities	5,689	5,130
Settlements, liabilities	(5,457)	(4,115)
Gain (loss) on transfers in/out included in trading revenues, liabilities	33	238
Gain (loss) on all other activity included in trading revenues, liabilities	(436)	705
Gain (loss) on transfers in/out included in other revenues, liabilities	5	4
Gain (loss) on all other activity included in other revenues, liabilities	211	267
Foreign currency translation impact, liabilities	(1,422)	(45)
Balance at end of period, liabilities	SFr 20,600	SFr 18,737